SCHEDULE OF CURRENT EXCHANGE RATES (Details)	Dec. 31, 2022	Dec. 31, 2021
Year-End Spot Rate US$1=RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	6.8972	6.3726
Average Rate US$1=RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	6.7312	6.4505